Income Tax (Movements in Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	¥ 119,307	¥ 103,091
Recognized in income statement	(232)	16,216
Balance at 31 December	119,075	119,307
Deferred tax assets [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	124,394	109,691
Recognized in income statement	(1,470)	14,703
Balance at 31 December	122,924	124,394
Deferred tax assets [member] | Impairment for bad and doubtful debts and provision for inventories [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	24,507	20,873
Recognized in income statement	15,099	3,634
Balance at 31 December	39,606	24,507
Deferred tax assets [member] | Provision for impairment losses in fixed assets and construction in progress [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	202,988	173,776
Recognized in income statement	16,622	29,212
Balance at 31 December	219,610	202,988
Deferred tax assets [member] | Difference in depreciation [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(115,495)	(99,076)
Recognized in income statement	(30,214)	(16,419)
Balance at 31 December	(145,709)	(115,495)
Deferred tax assets [member] | Share-based payments [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	3,816	10,176
Recognized in income statement	(3,816)	(6,360)
Balance at 31 December	0	3,816
Deferred tax assets [member] | Others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	8,578	3,942
Recognized in income statement	839	4,636
Balance at 31 December	9,417	8,578
Deferred tax liabilities [member] | Capitalization of borrowing costs and others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(5,087)	(6,600)
Recognized in income statement	1,238	1,513
Balance at 31 December	¥ (3,849)	¥ (5,087)